Nuveen Taxable Municipal Income Fund
Portfolio of Investments June 30, 2023
(Unaudited)
NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 140.9%   (99.4% of Total Investments)
X – MUNICIPAL BONDS - 140 .9% ( 99 .4 % of Total Investments)
X 703,068,519
Alaska - 0.6% (0.5% of Total Investments)
$ 3,025 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association
Project, Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 A+   $ 3,177,006
Total Alaska 3,177,006
Arizona - 0.1% (0.1% of Total Investments)
500 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Taxable Series 2023B,
8.000%, 7/01/53
1/24 at 102.00 BBB-   511,690
Total Arizona 511,690
California - 30.2% (21.3% of Total Investments)
ABAG Finance Authority for Non-Profit Corporations, California,
Special Tax Bonds, Community Facilities District 2004-1 Seismic Safety
Improvements 690 & 942 Market Street Project, Taxable Refunding
Series 2018:
1,950 5.100%, 9/01/28 No Opt. Call N/R   1,866,208
6,125 5.500%, 9/01/38 9/28 at 100.00 N/R   5,583,734
2,520 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Taxable Subordinate Lien Series 2004B, 0.000%, 10/01/31
- AMBAC Insured
No Opt. Call BBB+   1,617,689
California Infrastructure and Economic Development Bank, Revenue
Bonds, J. David Gladstone Institutes Project, Taxable Series 2019:
2,480 4.000%, 10/01/39 10/29 at 100.00 A   2,052,994
8,260 4.658%, 10/01/59 10/29 at 100.00 A   6,654,834
1,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, University of California San Francisco Neurosciences Building,
Build America Taxable Bond Series 2010B, 6.486%, 5/15/49
No Opt. Call AA   1,124,680
8,010 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Taxable Refunding Series
20202B, 6.375%, 11/15/48, 144A
11/30 at 100.00 N/R   6,922,883
540 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties
LLC Claremont Colleges Project, Taxable Refunding Series 2023B,
6.500%, 7/01/32, 144A
No Opt. Call N/R   528,293
4,530 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Build America Taxable Bond Series 2009G-2,
8.361%, 10/01/34 (4)
No Opt. Call Aa3   5,667,981
7,010 California State University, Systemwide Revenue Bonds, Build America
Taxable Bond Series 2010B, 6.484%, 11/01/41
No Opt. Call Aa2   7,861,715
2,000 California State, General Obligation Bonds, Build America Federally
Taxable Series 2009, 7.550%, 4/01/39
No Opt. Call Aa2   2,524,600
4,110 California State, General Obligation Bonds, Various Purpose, Build
America Taxable Bond Series 2010, 7.600%, 11/01/40 (4)
No Opt. Call Aa2   5,258,170
2,720 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014B,
6.000%, 12/01/24
No Opt. Call BB+   2,688,557
1,300 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022B,
7.140%, 8/15/47 - AGM Insured
8/32 at 100.00 AA   1,401,374

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,025 Chino Public Financing Authority, California, Local Agency Bonds,
Refunding Series 2021A, 4.001%, 9/01/38
9/31 at 100.00 AA   $ 1,789,513
3,800 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series
2021A, 3.115%, 6/01/38
6/31 at 100.00 Aa3   2,964,152
5,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series
2021B, 3.293%, 6/01/42
6/31 at 100.00 Aa3   3,770,500
Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1:
3,500 2.587%, 6/01/29 No Opt. Call A   2,995,160
2,000 3.714%, 6/01/41 12/31 at 100.00 A-   1,523,500
Los Angeles Community College District, California, General Obligation
Bonds, Build America Taxable Bonds, Series 2010:
7,500 6.600%, 8/01/42 (4) No Opt. Call Aaa   9,098,625
10,000 6.600%, 8/01/42, (UB) (5) No Opt. Call Aaa   12,131,500
Los Angeles Community College District, Los Angeles County,
California, General Obligation Bonds, Tender Option Bond Trust 2016-
XTG002, Formerly Tender Option Bond Trust TN027:
2,000 10.319%, 8/01/49, 144A, (IF) (5) No Opt. Call N/R   4,508,640
Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Mulitple Capital Projects I, Build America Taxable Bond
Series 2010B:
2,050 7.488%, 8/01/33 (4) No Opt. Call AA+   2,307,234
11,380 7.618%, 8/01/40 (4) No Opt. Call AA+   14,322,868
3,110 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Build America Taxable Bonds, Series
2009C, 6.582%, 5/15/39
No Opt. Call AA-   3,450,203
80 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Federally Taxable - Direct Payment - Build America
Bonds, Series 2010A, 5.716%, 7/01/39
No Opt. Call Aa2   86,092
1,785 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Federally Taxable - Direct Payment - Build America
Bonds, Series 2010D, 6.574%, 7/01/45 (4)
No Opt. Call Aa2   2,156,744
4,000 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 9.125%,
7/01/50, 144A, (IF) (5)
No Opt. Call N/R   8,818,120
4,250 Sacramento Public Financing Authority, California, Lease Revenue
Bonds, Golden 1 Center, Series 2015, 5.637%, 4/01/50 (4)
No Opt. Call AA-   4,435,300
2,200 San Diego County Regional Transportation Commission, California,
Sales Tax Revenue Bonds, Build America Taxable Bonds Series 2010A,
5.911%, 4/01/48
No Opt. Call AAA   2,497,770
1,500 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Taxable Build America Bond Series 2010G,
6.950%, 11/01/50
No Opt. Call Aa2   1,851,585
1,000 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco
Redevelopment Projects, Taxable Series 2009E, 8.406%, 8/01/39
No Opt. Call AA   1,267,240
San Francisco City and County, California, Certificates of Participation,
525 Golden Gate Avenue, San Francisco Public Utilities Commission
Office Project, Tender Option Bond 2016-XFT901, Formerly Tender
Option Bond Trust B001:
4,000 9.040%, 11/01/41, 144A, (IF) (5) No Opt. Call N/R   5,816,120
2,000 9.040%, 11/01/41, 144A, (IF) (5) No Opt. Call N/R   2,908,060

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Taxable Build America Bond Series 2010H, 6.548%, 5/15/48
(4)
No Opt. Call AA-   $ 2,338,560
2,505 University of California, General Revenue Bonds, Limited Project, Build
America Taxable Bond Series 2010F, 5.946%, 5/15/45
No Opt. Call AA-   2,737,038
4,410 Vernon, California, Electric System Revenue Bonds, Series 2008A,
8.590%, 7/01/38
No Opt. Call BBB+   5,282,518
Total California 150,810,754
Colorado - 1.9% (1.3% of Total Investments)
4,335 Colorado Bridge Enterprise, Revenue Bonds, Federally Taxable Build
America Series 2010A, 6.078%, 12/01/40 (4)
No Opt. Call AA   4,736,291
3,100 Denver School District 1, Colorado, General Obligation Bonds, Build
America Taxable Bonds, Series 2009C, 5.664%, 12/01/33 (4)
No Opt. Call AA+   3,343,381
1,230 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Build America Series 2010B, 5.844%, 11/01/50 (4)
No Opt. Call AA+   1,400,380
Total Colorado 9,480,052
District of Columbia - 4.0% (2.8% of Total Investments)
Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien, Build America Bond Series
2009D:
1,000 7.462%, 10/01/46 - AGM Insured No Opt. Call AA   1,256,520
14,365 7.462%, 10/01/46 (4) No Opt. Call A-   18,497,523
Total District of Columbia 19,754,043
Florida - 2.2% (1.5% of Total Investments)
11,000 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Taxable
Series 2021B, 5.000%, 10/01/36, 144A
10/31 at 100.00 N/R   9,585,620
1,400 Miami, Florida, Special Obligation Revenue Bonds, Street & Sidewalk
Improvement Program, Taxable Refunding Series 2018B, 4.808%,
1/01/39 - AGM Insured, 144A
1/28 at 100.00 AA   1,277,080
Total Florida 10,862,700
Georgia - 6.9% (4.9% of Total Investments)
2,293 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57
No Opt. Call A   2,631,997
Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Refunding Taxable Build America Bonds Series 2010A:
5,737 7.055%, 4/01/57 - AGM Insured No Opt. Call AA   6,677,868
18,444 7.055%, 4/01/57 (4) No Opt. Call BBB+   19,556,727
5,077 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Taxable Build America Bonds Series 2010A, 6.637%, 4/01/57
No Opt. Call A   5,808,646
Total Georgia 34,675,238
Illinois - 11.6% (8.2% of Total Investments)
4,030 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2010C, 6.319%, 11/01/29 - BAM Insured
(4)
No Opt. Call AA   4,184,107
10,995 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010B, 6.200%,
12/01/40 (4)
No Opt. Call AA   12,074,599

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Taxable Refunding Series 2020B, 3.912%, 12/01/40
No Opt. Call AA   $ 877,020
355 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Third Lien, Taxable Build America Bond Series 2010B,
6.395%, 1/01/40
No Opt. Call A+   406,965
1,015 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build
America Taxable Bond Series 2010B, 6.900%, 1/01/40
No Opt. Call A+   1,143,804
3,495 Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series
2010B, 6.742%, 11/01/40
No Opt. Call A+   3,910,975
1,000 Cook County, Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2010D, 6.229%, 11/15/34
No Opt. Call A+   1,086,440
3,180 Illinois International Port District, Revenue Bonds, Taxable Refunding
Series 2020, 5.000%, 1/01/35, 144A
1/26 at 101.00 N/R   2,825,907
1,857 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35 2022 1
No Opt. Call A-   2,003,430
12,956 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call A-   13,615,850
10,312 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable
Build America Bond Senior Lien Series 2009A, 6.184%, 1/01/34 (4)
No Opt. Call AA-   11,232,449
2,420 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable
Build America Bond Senior Lien Series 2009B, 5.851%, 12/01/34 (4)
No Opt. Call AA-   2,583,471
400 Northern Illinois Municipal Power Agency,  Power Project Revenue
Bonds, Prairie State Project, Build America Bond Series 2009C,
6.859%, 1/01/39
No Opt. Call A2   444,400
1,375 Northern Illinois Municipal Power Agency,  Power Project Revenue
Bonds, Prairie State Project, Build America Taxable Bond Series
2010A, 7.820%, 1/01/40
No Opt. Call A2   1,685,516
Total Illinois 58,074,933
Indiana - 1.2% (0.8% of Total Investments)
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Build
America Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40
No Opt. Call AA+   1,054,740
5,000 Knox County, Indiana, Economic Development Revenue Bonds, Good
Samaritan Hospital Project, Taxable Series 2012B, 5.900%, 4/01/34
No Opt. Call Baa3   4,828,100
Total Indiana 5,882,840
Kentucky - 1.7% (1.2% of Total Investments)
5 Kentucky Municipal Power Agency, Power System Revenue Bonds,
Prairie State Project, Build America Bond Series 2010B, 6.490%,
9/01/37 - AGM Insured
7/23 at 100.00 AA   5,007
5,450 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Build America Taxable
Bonds Series 2010A, 6.250%, 5/15/43 (4)
No Opt. Call AA   6,259,543
2,350 Newport, Kentucky, Industrial Building Revenue Bonds, South Beach 1,
LLC Project, Taxable Refunding Series 2022, 4.125%, 3/01/33
No Opt. Call N/R   2,105,036
Total Kentucky 8,369,586
Maryland - 2.7% (1.9% of Total Investments)
2,000 Maryland Economic Development Corporation, Economic
Development Revenue Bonds, Terminal Project, Refunding Series
2017B, 4.550%, 6/01/35
No Opt. Call Baa2   1,720,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Senior Parking Facilities
Revenue, Series 2018B:
$ 1,500 4.580%, 6/01/33 6/28 at 100.00 BBB-   $ 1,342,440
2,945 4.790%, 6/01/38 6/28 at 100.00 A1   2,488,702
4,285 5.050%, 6/01/43 6/28 at 100.00 BBB-   3,509,201
5,350 5.320%, 6/01/51 6/28 at 100.00 BBB-   4,372,822
Total Maryland 13,433,725
Massachusetts - 1.1% (0.8% of Total Investments)
4,000 Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge
Program, Tender Option Bond Trust 2016-XFT907, 5.096%, 6/01/40,
144A, (IF) (5)
No Opt. Call N/R   5,352,040
Total Massachusetts 5,352,040
Mississippi - 0.4% (0.3% of Total Investments)
2,085 Mississippi State, General Obligation Bonds, Taxable Build America
Bond Series 2010F, 5.245%, 11/01/34
No Opt. Call AA   2,148,050
Total Mississippi 2,148,050
New Jersey - 4.1% (2.9% of Total Investments)
3,320 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Taxable Series 2020D, 3.958%, 7/01/48 - AGM Insured
7/30 at 100.00 AA   2,516,959
3,000 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2009F, 7.414%, 1/01/40
No Opt. Call AA-   3,764,970
8,805 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2010A, 7.102%, 1/01/41
No Opt. Call AA-   10,747,735
2,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable Build
America Bond Series 2010H, 5.665%, 5/01/40
No Opt. Call Aa3   2,117,860
870 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Taxable Build America Bond Series 2009P-3, 7.365%, 1/01/40
No Opt. Call A3   989,590
530 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%,
11/01/38
No Opt. Call BBB+   573,301
Total New Jersey 20,710,415
New York - 27.8% (19.6% of Total Investments)
Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Taxable Series 2018B:
10,000 5.096%, 8/01/34 No Opt. Call BBB-   9,043,500
1,415 4.946%, 8/01/48 - AGM Insured 8/28 at 100.00 AA   1,277,802
25,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Build America Taxable Bonds, Series 2010D, 5.600%,
3/15/40, (UB) (5)
No Opt. Call AA+   26,543,250
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Tender Option Bond Trust 30020:
2,000 4.746%, 3/15/40, 144A, (IF) (5) No Opt. Call AAA   2,617,360
5,100 Long Island Power Authority, New York, Electric System Revenue Bonds,
Build America Taxable Bond Series 2010B, 5.850%, 5/01/41 (4)
No Opt. Call A   5,300,736
680 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Build America Taxable Bonds, Series 2010C, 7.336%,
11/15/39
No Opt. Call AA   847,953
7,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Build America Taxable Bonds, Series 2009A-1,
5.871%, 11/15/39
No Opt. Call A3   6,940,780

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,090 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Build America Taxable Bonds, Series 2010B-1,
6.548%, 11/15/31
No Opt. Call A3   $ 2,202,964
10,925 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Federally Taxable Build America Bonds, Series
2010E, 6.814%, 11/15/40 (4)
No Opt. Call A3   11,852,532
11,390 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Federally Taxable Issuer Subsidy Build America
Bonds, Series 2010A, 6.668%, 11/15/39 (4)
No Opt. Call A3   12,119,416
5,610 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Taxable Green Climate Certified Series 2020C-2,
5.175%, 11/15/49
No Opt. Call A3   5,130,401
3,675 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Taxable Series
2020B, 4.600%, 12/01/46
No Opt. Call BBB+   2,928,607
New York City Industrial Development Agency, New York, Installment
Purchase and Lease Revenue Bonds, Queens Baseball Stadium Project,
Series 2006:
2,000 6.027%, 1/01/46 - AGM Insured No Opt. Call A1   2,036,460
905 6.027%, 1/01/46 - AMBAC Insured, 144A No Opt. Call AA   921,498
545 New York City Industrial Development Authority, New York, Rental
Revenue Bonds, Yankee Stadium Project, Taxable Series 2009,
11.000%, 3/01/29 - AGM Insured, 144A
No Opt. Call AA   638,980
1,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Fiscal 2011 Series AA, 5.440%, 6/15/43 (4)
No Opt. Call AA+   1,609,650
2,025 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42, (UB)
No Opt. Call AA+   2,303,397
2,595 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42
No Opt. Call AA+   2,951,761
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Taxable
Tender Option Bonds Trust T30001-2:
3,595 6.782%, 6/15/44, 144A, (IF) No Opt. Call N/R   5,851,150
10,875 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2011 Taxable Build America Bond Series
2010S-1B, 6.828%, 7/15/40 (4)
No Opt. Call AA   12,405,439
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Build America Taxable Bonds, Series 2010G-1,
5.467%, 5/01/40 (4)
No Opt. Call AAA   10,220,000
Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds,  Refunding Series 2010A:
5,495 8.572%, 11/01/40 No Opt. Call BBB-   5,803,324
3,450 8.572%, 11/01/40 No Opt. Call BBB-   3,643,442
2,970 Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds, Series 2010-C1, 8.572%, 11/01/40 - AGM Insured
No Opt. Call AA   3,739,646
Total New York 138,930,048
Ohio - 6.4% (4.5% of Total Investments)
American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010B:
6,350 7.834%, 2/15/41 (4) No Opt. Call A1   8,018,780
1,000 8.084%, 2/15/50 No Opt. Call A1   1,355,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,500 American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010B, 7.499%, 2/15/50
No Opt. Call A   $ 1,868,835
7,040 American Municipal Power Ohio Inc., Prairie State Energy Campus
Project Revenue Bonds, Build America Bond Series 2009C, 6.053%,
2/15/43 (4)
No Opt. Call A1   7,601,933
1,700 Cincinnati City School District, Ohio, Certificates of Participation, School
Energy Conservation Improvement Project, Taxable Series 2012,
5.150%, 6/15/32
No Opt. Call Aa3   1,717,119
2,300 Columbus Regional Airport Authority, Ohio, Customer Facility Charge
Revenue Bonds, Taxable Series 2019, 4.199%, 12/15/48
12/29 at 100.00 A3   1,892,187
10,575 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Kenwood Collection
Redevelopment, Refunding Senior Lien Series 2016A, 6.600%,
1/01/39
1/26 at 100.00 N/R   9,489,476
Total Ohio 31,944,260
Oklahoma - 3.1% (2.2% of Total Investments)
18,200 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call BB-   15,605,408
Total Oklahoma 15,605,408
Oregon - 0.4% (0.3% of Total Investments)
2,450 Port of Portland, Oregon, Portland International Airport Customer
Facility Charge Revenue Bonds, Taxable Series 2019, 4.237%, 7/01/49
7/29 at 100.00 A   2,023,431
Total Oregon 2,023,431
Pennsylvania - 1.4% (1.0% of Total Investments)
1,915 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%,
6/01/39
No Opt. Call A1   2,061,976
1,640 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build
America Taxable Bonds, Series 2009A, 6.105%, 12/01/39
No Opt. Call AA-   1,834,078
2,715 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build
America Taxable Bonds, Series 2010B, 5.511%, 12/01/45 (4)
No Opt. Call AA-   2,872,769
Total Pennsylvania 6,768,823
South Carolina - 3.4% (2.4% of Total Investments)
South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Federally Taxable Build America Series 2010C:
2,000 6.454%, 1/01/50 - AGM Insured No Opt. Call AA   2,274,280
8,985 6.454%, 1/01/50, (UB) No Opt. Call A-   10,074,072
1,550 6.454%, 1/01/50 No Opt. Call A-   1,737,875
205 South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Federally Taxable Build America Tender Option Bond
Trust T30002, 8.520%, 1/01/50, 144A, (IF)
No Opt. Call N/R   329,247
2,585 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2013C, 5.784%, 12/01/41 - AGM
Insured
No Opt. Call AA   2,657,664
Total South Carolina 17,073,138
Tennessee - 4.2% (2.9% of Total Investments)
1,500 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018B, 5.308%, 4/01/48
No Opt. Call A2   1,392,525

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Taxable Series 2017B:
$ 4,750 5.200%, 7/01/37 7/27 at 100.00 BB   $ 3,787,080
1,515 5.450%, 7/01/45 7/27 at 100.00 BB   1,128,008
5,010 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build
America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43 (4)
No Opt. Call A+   6,092,461
7,350 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build
America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%,
7/01/43 (4)
No Opt. Call AA   8,415,015
Total Tennessee 20,815,089
Texas - 9.9% (7.0% of Total Investments)
2,520 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Taxable
Build America Bonds, Series 2009B, 5.999%, 12/01/44
No Opt. Call AA+   2,886,181
15,410 Dallas Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Build America Taxable Bonds, Series 09B,
7.088%, 1/01/42 (4)
No Opt. Call A   17,524,714
1,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas,
Special Tax Revenue Bonds, Taxable Series 2017B, 4.238%, 3/01/47
9/24 at 100.00 AA   853,810
2,315 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Consolidated Rental Car Facility Project, Taxable Series 2001, 6.880%,
1/01/28 - NPFG Insured
No Opt. Call A   2,398,757
10,285 North Texas Tollway Authority, System Revenue Bonds, Taxble Build
America Bond Series 2009B, 6.718%, 1/01/49 (4)
No Opt. Call AA-   12,799,991
San Antonio, Texas, Customer Facility Charge Revenue Bonds, Rental
Car Special Facilities Project, Series 2015:
7,545 5.671%, 7/01/35 7/25 at 100.00 A   7,496,410
2,000 5.871%, 7/01/45 7/25 at 100.00 A   1,920,300
1,000 San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior
Lien, Build America Taxable Bond Series 2010A, 5.808%, 2/01/41
No Opt. Call Aa3   1,092,290
10 San Antonio, Texas, Electric and Gas System Revenue Bonds, Series
2012, 4.427%, 2/01/42
No Opt. Call Aa2   9,415
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series
2021:
1,000 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 AA   759,620
1,400 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 AA   969,010
1,000 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Taxable Refunding Senior Lien Series 2019B, 3.922%,
12/31/49
No Opt. Call Baa2   813,440
Total Texas 49,523,938
Utah - 1.5% (1.0% of Total Investments)
8,500 Salt Lake County, Utah, Convention Hotel Revenue Bonds, Taxable
Series 2019, 5.750%, 10/01/47, 144A
10/29 at 100.00 N/R   7,372,050
Total Utah 7,372,050
Virginia - 3.5% (2.5% of Total Investments)
1,840 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds, Fredericksburg Stadium Project, Taxable Series 2019A,
5.500%, 9/01/49, 144A
9/29 at 100.00 AA   1,749,435

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 10,575 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A,
6.706%, 6/01/46
6/25 at 100.00 B-   $ 10,019,918
5,495 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018B, 12.000%, 4/01/48,
144A
4/28 at 117.16 N/R   5,524,838
Total Virginia 17,294,191
Washington - 7.1% (5.0% of Total Investments)
4,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Federally Taxable Build America Bonds, Tender Option Bond Trust
2016-XFT905, Formerly Tender Option Bond Trust T0001, 4.015%,
2/01/40, 144A, (IF) (5)
No Opt. Call N/R   4,930,120
27,830 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Build America Taxable Bond Series 2010B,
6.790%, 7/01/40
No Opt. Call Baa1   30,537,859
Total Washington 35,467,979
West Virginia - 3.1% (2.2% of Total Investments)
Tobacco Settlement Finance Authority, West Virginia, Tobacco
Settlement Asset-Backed Bonds, Taxable Refunding Class 1 Senior
Series 2020A:
8,500 4.006%, 6/01/40 12/30 at 100.00 A-   6,825,500
10,800 4.306%, 6/01/49 12/30 at 100.00 BBB+   8,428,752
Total West Virginia 15,254,252

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NBB
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin - 0.4% (0.3% of Total Investments)
$ 2,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported
by State Moral Obligation Taxable Senior Series 2020A, 4.473%,
12/15/47 - AGM Insured
12/30 at 100.00 AA   $ 1,752,840
Total Wisconsin 1,752,840
Total Municipal Bonds
(cost $724,853,347) 703,068,519
Total Long-Term Investments
(cost $724,853,347) 703,068,519
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.9% (0.6% of Total Investments)
X – REPURCHASE AGREEMENTS - 0 .9% ( 0 .6 % of Total Investments)
X 4,399,442
$ 3,659 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$3,659,905, collateralized by $4,265,300, U.S. Treasury
Note, 1.500%, due 11/30/28, value $3,732,717
1.520% 7/03/23 $ 3,659,442
740 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$740,309, collateralized by $746,200, U.S. Treasury
Note, 4.000%, due 2/28/30, value $754,871
5.010% 7/03/23 740,000
Total Repurchase Agreements
(cost $4,399,442) 4,399,442
Total Short-Term Investments
(cost $4,399,442) 4,399,442
Total Investments
(cost $ 729,252,789 ) - 141 .8% 707,467,961
Floating Rate Obligations - (7.4)% (36,810,000)
Reverse Repurchase Agreements, including accrued interest - (37.9)%(6) (188,926,292)
Other Assets & Liabilities, Net -  3.5%(7) 17,262,151
Net Assets Applicable to Common Shares - 100% $ 498,993,820
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (1,375) 9/23 $ (184,312,537) $ (187,300,781) $ (2,988,244)

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 703,068,519 $ – $ 703,068,519
Short-Term Investments:
Repurchase Agreements – 4,399,442 – 4,399,442
Investments in Derivatives:
Futures Contracts* (2,988,244) – – (2,988,244)
Total
$ (2,988,244) $ 707,467,961 $ – $ 704,479,717
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $233,500,822 have been pledged as collateral for reverse repurchase agreements.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 26.7%.
(7) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.